Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 63,234	$ 62,728
Work-in-process	2,271	2,389
Raw materials	50,212	52,404
Total Inventory	$ 115,717	$ 117,521